CONVERTIBLE BOND PAYABLE - Summary of Convertible Bonds Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt conversion amount	$ 154,337,483	$ 148,841,676
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	41,531,679	37,148,318
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	21,330,823	21,120,487
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Debt conversion amount	$ 91,474,981	$ 90,572,871